Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011
Accrued Liabilities, Current [Abstract]
Taxes other than income taxes	$ 1,244		$ 942
Interest and financing costs	983		18
Utilities	244		143
Environmental liabilities	0		1,311
Other	465		679
Total Accrued Liabilities	$ 2,936	[1]	$ 3,093

[1]	Includes the historical balances of the Anacortes rail unloading facility. See Notes A and B for further discussion.